General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Cellect Biotechnology Ltd. (formerly Cellect Biomed Ltd.) (the "Company" or "Cellect") is incorporated in Israel. Cellect and its subsidiary, Cellect Biotherapeutics Ltd. (the "Subsidiary") are engaged in the development of an innovative, unique technology that enables the biological filtering and commercialization of stem cells. Cellect’s American Depository Shares (“ADSs”) and certain warrants to purchase ADSs are listed for trading on the NASDAQ Capital Market. Each ADS represents 20 ordinary shares.

On May 29, 2017, the Company announced that it received approval of the Israeli court to voluntarily delist the Company's ordinary shares from the Tel-Aviv Stock Exchange (TASE) in accordance with Section 350 to the Israeli Companies Law. The court approval followed the approval of the Company's shareholders on May 9, 2017. On June 7, 2017, the TASE announced that the last trading day in Tel Aviv will be on September 3, 2017, and that the de-listing date will be on September 5, 2017. As a result, on September 5, 2017, the Company's ordinary shares were voluntarily delisted from TASE. The ordinary shares of the Company continue to be listed on the NASDAQ Capital Market in the form of ADSs.

b.	Going Concern

The accompanying financial statements have been prepared in conformity with International Financial Reporting Standards (IFRS), assuming that the Company will continue to operate as a going concern. During the year ended December 31, 2017, the Company incurred a net loss of NIS 28,224 ($8,141) and had negative cash flows from operating activities of NIS 17,770 ($5,126). In addition, the Company had an accumulated deficit of NIS 63,943 ($18,444) at December 31, 2017. The Company's management plans to seek additional equity financing. The Company believes its current capital resources are sufficient to support its operations through the end of the first quarter of 2019.

The Company’s activities since inception have consisted of raising capital and performing research and development activities. As of December 31, 2017, principal commercial operations have not commenced. Successful completion of the Company’s development programs and, ultimately, the attainment of profitable operations, if any, are dependent on future events, including, among other things, its ability to obtain marketing approval from regulatory authorities and access potential markets, secure financing, develop a customer base, attract, retain and motivate qualified personnel and develop strategic alliances. Although management believes that the Company will be able to successfully fund its operations, there can be no assurance that the Company will be able to do so or that the Company will ever operate profitably.

The Company expects to continue to incur substantial losses over the next several years during its development phase. To fully execute its business plan, the Company will need, among other things, to complete its research and development efforts and clinical and regulatory activities. These activities may take several years and will require significant operating and capital expenditures in the foreseeable future. There can be no assurance that these activities will be successful. If the Company is not successful in these activities it could delay, limit, reduce or terminate preclinical studies, clinical trials or other research and development activities. To fund its capital needs, the Company plans to raise funds through equity or debt financings or other sources, such as strategic partnerships and alliance and licensing arrangements, and in the long term, from the proceeds from sales. Additional funds may not be available when the Company needs them, on terms that are acceptable to it, or at all. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to the carrying amounts and classifications of assets and liabilities that would result if the Company was unable to continue as a going concern. In addition, please refer to note 16.

c.	The Company currently relies on a single source supplier for one of the components used in R&D process. If the current supplier suffers a major natural or man-made disaster at its manufacturing facility, or if they otherwise cease to supply to the Company, then this could result in further delays in the clinical studies and may delay product testing and potential regulatory approval until a qualified alternative supplier is identified.